PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
PROPERTY, PLANT AND EQUIPMENT [Text Block]

NOTE 6 - PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of the following:

	January 31,	July 31,
	2018	2017
Machinery equipment	$7,505,466	$5,025,011
Computer and office equipment	73,212	68,422
Vehicle	73,234	68,442
Total property, plant and equipment	7,651,912	5,161,875
Less: accumulated depreciation	(1,094,985)	(831,542)
Total	$6,556,927	$4,330,333

Total depreciation expenses for the six months ended January 31, 2018 and 2017 was $195,881 and $200,697, respectively.

At July 31, 2017, the balance of deposits for property, plant, and equipment was $2,080,436. The deposits were for the purchases of machinery equipment that had not been accepted or put into service. During the six months ended January 31, 2018, machinery in the amount of $2,033,664 was accepted and put into service, and the related deposit of $2,033,664 was transferred to machinery equipment. At January 31, 2018, the balance of deposits for property, plant, and equipment was $95,321.

NOTE 5 - PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	July 31,	July 31,
	2017	2016
Machinery equipment	$5,025,011	$4,951,227
Computer and office equipment	68,422	53,933
Vehicle	68,442	69,339
Total property, plant and equipment	5,161,875	5,074,499
Less: accumulated depreciation	(831,542)	(553,764)
Total	$4,330,333	$4,520,735

Total depreciation expenses for the years ended July 31, 2017, 2016 and 2015 was $281,722, $266,773 and $414,623, respectively. For the years ended July 31, 2017, 2016 and 2015, depreciation included in cost of sales was $22,490, $201,666 and $252,473, respectively. For the years ended July 31, 2017, 2016 and 2015, depreciation included in selling, general and administrative expenses was $259,232, $65,107 and $162,150, respectively.

As of July 31, 2017 and 2016, the Company made payments of $2,080,436 and $178,617, respectively, for the purchases of machinery equipment that had not been accepted and put into service.